CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Cash and cash equivalents		$ 3,777,382	$ 7,600,300
Restricted cash		145	138
Short-term investments		1,311,939	3,094,208
Inventories, net		2,143,028	1,800,020
Due from related parties		3,222,453	3,197,017
Long-term accounts receivable, net		0	82,681
Long-term other receivable, net		0	89,050
Finance receivables, net		58,657	70,801
Prepaid expenses and other current assets, net		2,056,819	1,363,793
Property and equipment, net		399,903	385,415
Intangible assets, net		75,156	0
Right-of-use assets, net		293,973	434,188
Deferred tax assets, net		6,989	5,613
Long-term other receivable, net		375,228	591,803
Finance receivables, net - non-current		41,077	46,852
Other non-current assets, net		0	374,201
Short-term bank loan		179,611	137,781
Convertible note payable		279,019	2,391,945
Derivative liability		0	2,032,530
Promissory note payable		1,314,864	0
Deferred revenue		1,230,132	999,182
Payroll payable		414,528	294,669
Taxes payable		261,004	218,342
Due to related parties		439,912	132,620
Accrued expenses and other current liabilities		196,734	233,883
Operating lease liabilities - Current		299,198	275,213
Operating lease liabilities - Non-current		96,308	258,974
Deferred tax liabilities		7,709	6,964
Long-term loan		21,781	0
Nonrelated Party
Accounts receivable, net		4,411,365	3,976,391
Advance to vendors, net		2,431,630	1,451,280
Accounts payable		1,360,199	1,003,053
Related Party
Accounts receivable, net		24,124	245,492
Advance to vendors, net		121,513	50
Due from related parties		3,222,453	3,197,017
Accounts payable		79,938	140,261
Due to a related party - non-current		81,115	126,759
VIE
Cash and cash equivalents		3,525,903	3,745,251
Restricted cash		145	138
Short-term investments		1,311,939	3,093,976
Inventories, net		1,593,649	1,584,425
Due from related parties		1,005,624	1,240,828
Long-term accounts receivable, net		0	82,681
Long-term other receivable, net		0	89,050
Finance receivables, net		58,657	70,801
Prepaid expenses and other current assets, net		1,848,517	1,112,065
Property and equipment, net		279,928	352,212
Intangible assets, net		0	0
Right-of-use assets, net		78,250	104,390
Deferred tax assets, net		6,989	5,613
Long-term other receivable, net		375,228	591,803
Finance receivables, net - non-current		41,077	46,852
Other non-current assets, net		0	374,201
Short-term bank loan		17,961	137,781
Convertible note payable		0	0
Derivative liability		0	0
Promissory note payable		0	0
Deferred revenue		1,072,663	876,905
Payroll payable		288,746	223,035
Taxes payable		260,600	251,185
Accrued expenses and other current liabilities		109,460	90,676
Operating lease liabilities - Current		187,325	150,615
Operating lease liabilities - Non-current		27,222	64,797
Deferred tax liabilities		5,971	6,413
Long-term loan		0	0
VIE | Nonrelated Party
Accounts receivable, net		3,975,778	3,809,698
Advance to vendors, net		2,272,753	1,289,198
Accounts payable		798,628	787,746
VIE | Related Party
Accounts receivable, net		24,124	245,492
Advance to vendors, net		121,513	50
Accounts payable		79,938	140,261
Due to related parties		102,639	121,825
Due to a related party - non-current		$ 0	$ 0
Class A ordinary share
Ordinary share par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary share shares authorized (in Shares)	[1]	112,500,000,000	112,500,000,000
Ordinary share shares issued (in Shares)	[1]	1,656,609	1,115,172
Ordinary share shares outstanding (in Shares)	[1]	1,656,609	1,115,172
Class B ordinary share
Ordinary share par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary share shares authorized (in Shares)	[1]	12,500,000,000	12,500,000,000
Ordinary share shares issued (in Shares)	[1]	366,000	366,000
Ordinary share shares outstanding (in Shares)	[1]	366,000	366,000

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).